Fees Summary	May 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,053,171,203.88
Previously Paid Amount	0.00
Total Fee Amount	314,340.51
Total Offset Amount	0.00
Net Fee	$ 314,340.51